Senior Secured Convertible Notes Payable - Gross principal balances rollforward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Gross Balance, Beginning	$ 6,808,000	$ 10,000,000
Exchanged for December 2019 Notes	267,000
Conversions to Common Shares	(2,188,000)	(8,395,000)
Repayments in Cash	(1,240,000)	(436,000)
Gross Balance, Ending	3,647,000	6,808,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs		(344,000)
Deferred Financing Costs		(3,113,000)
Less Discount and Debt Issuance Costs:	(1,611,000)
Carrying Balance at February 29, 2020	2,036,000	3,351,000
Less Current Amount	(1,427,000)	(3,351,000)
Long Term Balance at February 29, 2020	609,000
March 2019 [Member]
Gross Balance, Beginning	4,475,000
Exchanged for December 2019 Notes	(2,445,000)
Conversions to Common Shares	(714,000)	(275,000)
Repayments in Cash	(310,000)
Gross Balance, Ending	1,006,000	4,475,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs		(317,000)
Deferred Financing Costs		(3,108,000)
Less Discount and Debt Issuance Costs:	(400,000)
Carrying Balance at February 29, 2020	606,000	1,050,000
Less Current Amount	(606,000)	(1,050,000)
Long Term Balance at February 29, 2020
December 2019 [Member]
Exchanged for December 2019 Notes	2,934,000
Conversions to Common Shares	(293,000)
Gross Balance, Ending	2,641,000
Less Discount and Debt Issuance Costs:
Less Discount and Debt Issuance Costs:	(1,211,000)
Carrying Balance at February 29, 2020	1,430,000
Less Current Amount	(821,000)
Long Term Balance at February 29, 2020	609,000
June 2018 [Member]
Gross Balance, Beginning	1,466,000	10,000,000
Conversions to Common Shares	(759,000)	(8,098,000)
Repayments in Cash	(707,000)	(436,000)
Gross Balance, Ending		1,466,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs		(27,000)
Deferred Financing Costs		(5,000)
Carrying Balance at February 29, 2020		1,434,000
Less Current Amount		(1,434,000)
Long Term Balance at February 29, 2020
December 2018 Notes [Member]
Gross Balance, Beginning	867,000
Exchanged for December 2019 Notes	(222,000)
Conversions to Common Shares	(422,000)	(22,000)
Repayments in Cash	$ (223,000)
Gross Balance, Ending		867,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs
Deferred Financing Costs
Carrying Balance at February 29, 2020		867,000
Less Current Amount		(867,000)
Long Term Balance at February 29, 2020